SHARE BASED PAYMENTS - Additional Information (Detail)			6 Months Ended
	May 09, 2022	Jan. 24, 2022 $ / shares	Jun. 30, 2022 USD ($) shares vehicles plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
New plans introduced | plan			2
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (shares) | shares			1,730,013
Assessed fair value at the grant date of awards			$ 13,912,906
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in dollars per share) | $ / shares		$ 4.02
Annual employee turnover rate			0.17
Restricted Share Units (RSU) | Specific point in time
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			50.00%
Restricted Share Units (RSU) | Production rate milestone
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%
Restricted Share Units (RSU) | Contribution milestone
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%
Restricted Share Units (RSU) | Contribution milestone, gross margin threshold 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			50.00%
Vesting condition, gross margin			$ 80,000,000
Restricted Share Units (RSU) | Contribution milestone, gross margin threshold 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			100.00%
Vesting condition, gross margin			$ 100,000,000
Restricted Share Units (RSU) | Contribution milestone, gross margin threshold 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			125.00%
Vesting condition, gross margin			$ 120,000,000
Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (shares) | shares			1,730,909
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Stock Options | First anniversary of the grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Stock Options | Second anniversary of the grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Stock Options | Third anniversary of the grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Stock Options | Fourth anniversary of the grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
LTIP RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (shares) | shares			13,347,757
Assessed fair value at the grant date of awards			$ 22,936,786
Vesting period			3 years
LTIP RSU | First vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
LTIP RSU | First anniversary of the grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.33%
LTIP RSU | Second anniversary of the grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.33%
LTIP RSU | Third anniversary of the grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			33.33%
LTIP PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (shares) | shares			37,365,637
Assessed fair value at the grant date of awards			$ 64,209,111
LTIP PSU | Production rate milestone
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			50.00%
LTIP PSU | Contribution milestone, gross margin threshold 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			50.00%
Vesting condition, gross margin			$ 80,000,000
LTIP PSU | Contribution milestone, gross margin threshold 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			100.00%
Vesting condition, gross margin			$ 100,000,000
LTIP PSU | Contribution milestone, gross margin threshold 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			125.00%
Vesting condition, gross margin			$ 120,000,000
LTIP PSU | Production rate milestone threshold 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			50.00%
Vesting criteria, yearly can output | vehicles			8,000
Vesting percentage of milestone as a percentage of all awards			0.25
LTIP PSU | Production rate milestone threshold 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			100.00%
Vesting criteria, yearly can output | vehicles			10,000
Vesting percentage of milestone as a percentage of all awards			0.50
LTIP PSU | Production rate milestone threshold 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			125.00%
Vesting criteria, yearly can output | vehicles			12,000
Vesting percentage of milestone as a percentage of all awards			0.625
LTIP SOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (shares) | shares			10,879,959
Assessed fair value at the grant date of awards			$ 10,162,424
Annual employee turnover rate			0.17
Expensed and capitalized amount			$ 12,121,929
Amount charged			9,136,291
Amount capitalized			$ 2,985,638
SOPs outstanding | shares			60,791,472
LTIP SOP | First anniversary of the grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%
LTIP SOP | Second anniversary of the grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%
LTIP SOP | Third anniversary of the grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%
LTIP SOP | Fourth anniversary of the grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage			25.00%
SOP Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual employee turnover rate			0.17
Amount charged			$ 1,469,467
Decrease in expense			$ 1,246,249
Share options outstanding (in shares) | shares			13,128,512